Sullivan & Worcester LLP	T 212 660 3000
1633 Broadway	F 212 660 3001
New York, NY 10019	www.sandw.com

July 18, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Jamie Walter

VALIC Company I (the “Registrant”)
SEC File Nos. 2-83631, 811-03738;
CIK No. 0000719423
Funds: Global Social Awareness Fund and International
Equities Fund

Ms. Walter:

As counsel to the Registrant, I am transmitting for filing Post-Effective Amendment No. 68 (the “Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. The purpose of this filing is to update the disclosures regarding the Registrant’s Global Social Awareness Fund and International Equities Fund (now known as International Equities Index Fund). These changes were disclosed in the Registrant’s definitive proxy statement filed on March 28, 2014 (accession no. 0001193125-14-121719).

On or about September 20, 2014, the Registrant will file a subsequent amendment pursuant to Rule 485(b) that will bring the Registrant’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067. You may also email information to mvanwormer@sandw.com.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Nori L. Gabert, Esq.
Louis O. Ducote, Esq.
David M. Leahy, Esq.